Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 11, 2014
Document Creation Date	dei_DocumentCreationDate	Mar. 17, 2014